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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Schedule of Investments.

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2013

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
Michigan (16.4% of investment fair value)
Detroit, Michigan, Sewage Disposal, Revenue, Senior Lien, Series A, 5%, July 2024 (AGM insured)	$350,000	$344,481
Fowlerville, Michigan, Community Schools, 3%, (Q-SBLF enhanced)	500,000	470,530
Galesburg-Augusta, Michigan, Community Schools, 5%, May 2014 (National insured, Q-SBLF enhanced)	100,000	103,678
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	422,012
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	353,473
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	262,298
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	490,775
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	430,472
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	406,272
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	700,823
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	233,984

	4,100,000	4,218,798

All Other States and Territories (78.7% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)*	375,000	378,525
University of Alaska, 4.7%, October 2030 (National FGIC insured)	240,000	242,662
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	170,000	195,510
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	32,043
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	538,355
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	451,079
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	417,520
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026 (AGM insured)	425,000	447,287
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	515,000	548,877
Jacksonville, Florida, Sales Tax Revenue, 5%, October 2023 (National insured)	100,000	101,170
Miami-Dade County, Florida, School Board, Certificates of Participation, Series D, 5%, August 2029 (National FGIC insured)	100,000	100,372
Pinellas County, Florida, Sewer Revenue, 4.75%, October 2027 (AGM insured)	190,000	192,130
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	525,885
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	549,175
Georgia State, Series D, 4%, December 2015	150,000	152,360
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	457,450
Honolulu, Hawaii, City and County Wastewater System, Series A., 5%, July 2031 (National insured)	350,000	372,488
Hawaii State, Series DN, 5.5%, August 2028	500,000	568,800

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2013

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
All Other States and Territories (continued)
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	$470,000	$492,184
Illinois Finance Authority, 4%, October 2033	250,000	241,558
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	774,187
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	554,665
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	490,867
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	1,038,687
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)*	500,000	542,510
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	229,853
Clark County, Nevada, 5%, November 2024 (AMBAC insured)*	300,000	326,199
Las Vegas Valley, Nevada, Water District, 5%, February 2037	250,000	263,240
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	350,000	398,737
New Jersey State, Various Purpose, 4.5%, April 2021 (AMBAC insured)*	350,000	361,270
West Morris, New Jersey, Regional High School District, 5%, May 2024 (National insured, School Bond Reserve guaranteed)	100,000	103,993
New York, New York, Series O, 5%, June 2022 (CIFG insured)	250,000	271,270
New York, New York, Series O, 5%, June 2022 (CIFG insured)	75,000	79,379
New York, New York, Series M, 5%, April 2025 (FGIC insured)**	315,000	331,723
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	516,725
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, 5.625%, June 2028	500,000	564,120
New York State Mortgage Agency, 3.1%, April 2028	200,000	183,944
New York State Dormitory Authority, 5%, March 2020	95,000	102,278
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)*	500,000	516,285
North Dakota, State, North Dakota Housing Finance Agency, Series E Housing Finance Program, 4.75%, July 2030	385,000	393,270
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	254,908
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	551,902
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)*	565,000	654,389
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	423,504
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)*	475,000	477,318
Dallas, Texas, 4.75%, February 2026	250,000	267,295
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	620,000	647,962
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	420,928
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	269,159
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	389,798
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	317,745

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2013

Long-Term State and Municipal Obligations	Principal Amount	Fair Value
All Other States and Territories (continued)
Washington State, Motor Vehicle Fuel Tax, Series B-2, 4%, August 2014	$250,000	$259,893
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	247,618

	19,255,000	20,231,051

Total bonds	23,355,000	24,449,849
Money Market Fund (5.8%)
Goldman Sachs Financial Square Tax-Free Money Market	1,496,765	1,496,765

Total investment portfolio	$24,851,765	25,946,614

Other assets less liabilities (-0.9% )		(237,826)

Net assets (100%)		$25,708,788

*	This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010 Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds when they fall due is not known at this time.
**	This bond is covered by Financial Guaranty Insurance Company (“FGIC”). On June 28, 2012, the New York Supreme Court signed a Rehabilitation Order appointing a Rehabilitator of FGIC. No assurance can be given at this time as to whether, when, or to what extent any claims may be paid.

Notes to Investment Portfolio:

On June 30, 2013, the cost on a tax basis of investments in securities was $23,957,066. Net unrealized appreciation totaled $492,783 of which $840,322 related to appreciated securities and $347,539 related to depreciated securities.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds	$—	$24,449,849	$—
Money market fund	1,496,765	—	—

Total	$1,496,765	$24,449,849	$—

Item 2. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: July 30, 2013

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: July 30, 2013

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.